Franchise arrangements - Schedule of Future Minimum Rent Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Franchise Arrangements [Line Items]
2026	$ 71,464
2027	62,719
2028	56,624
2029	50,132
2030	44,531
Thereafter	247,212
Total	532,682
Owned sites
Franchise Arrangements [Line Items]
2026	5,287
2027	4,469
2028	3,738
2029	3,560
2030	3,212
Thereafter	30,251
Total	50,517
Subleased sites
Franchise Arrangements [Line Items]
2026	66,177
2027	58,250
2028	52,886
2029	46,572
2030	41,319
Thereafter	216,961
Total	$ 482,165